ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2014
Business acquisition details
Schedule of purchase price

Cash paid for acquisition	$462,728
Agnico Eagle common shares issued for acquisition	1,135,071
Fair value of derivative financial instruments(i)	29,166

Total Agnico Eagle purchase price	$1,626,965

  Note:

  (i)
  Represents 871,680 Agnico Eagle common shares held in depositary relating to convertible debentures acquired from Osisko.

Summary of financial information relating to equity method investment

Current assets	$153,370
Non-current assets	$1,939,249
Current liabilities	$69,243
Non-current liabilities	$398,736
Revenues from mining operations	$21,885
Operating margin(i)	$2,886
Net loss	$(2,325)

  Note:

  (i)
  Operating margin is calculated as revenues from mining operations less production costs.

Schedule of the allocation of the purchase price to assets acquired and liabilities assumed

Total purchase price:
Cash paid for acquisition	$10,127
Fair value of assets acquired and liabilities assumed:
Mining properties	$1,994
Goodwill	9,802
Cash and cash equivalents	76
Trade receivables	731
Other current assets	12
Plant and equipment	2
Accounts payable and accrued liabilities	(791)
Other liabilities	(1,573)
Deferred tax liability	(126)

Net assets acquired	$10,127

Schedule of pro forma results of operations

Year Ended December 31, 2013
Unaudited
Pro forma net loss for the year	$(409,020)
Pro forma net loss per share — basic	$(2.37)